SIGNIFICANT ACCOUNTING POLICIES - SEPARATE ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Separate Accounts Disclosure [Abstract]
Gain (loss) recognized on assets transferred to separate account	$ (12)	$ 24	$ 256